DEFERRED CHARGES (Tables)	12 Months Ended
Dec. 31, 2013
Deferred Costs [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure

(in thousands of $)	2013	2012
Debt arrangement fees	1,006	1,006
Accumulated amortization	(976)	(952)
	30	54